Shareholder Fees {- Fidelity SAI High Income Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity SAI High Income Fund PRO-04 | Fidelity SAI High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none